FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: December 31, 2000

Is this a transition report?: N

Is this an amendment to a previous filing? N

1.   A. Registrant Name:                           PILGRIM CORPORATE LEADERS
                                                   TRUST FUND
     B. File Number:                               811-0091
     C. Telephone Number:                          480-477-3000

2.   A. Street:                                    7337 E. Doubletree Ranch Road
     B. City:                                      Scottsdale
     C: State:                                     AZ
     D: Zip Code:                                  85258-2034

3. Is this the first filing on this form by Registrant?                        N

4. Is this the last filing on this form by Registrant?                         N

5. Is Registrant a small business investment company?                          N

6. Is Registrant a unit investment trust? [If answer is "Y" complete only
items 111 through 132.]                                                        Y

UNIT INVESTMENT TRUSTS

111.  A. Depositor Name:                           ING PILGRIM INVESTMENTS, INC.
      B. File Number (If any):                     801-8178
      C. City:                                     Scottsdale
         State:                                    AZ
      D: Zip Code:                                 85258-2034

112.  A. Sponsor Name:                             ING PILGRIM INVESTMENTS, INC.
      B.  File Number (If any):                    801-8178
      C. City:                                     Scottsdale
         State:                                    AZ
      D: Zip Code:                                 85258-2034

113.  A. Trustee Name:                             STATE STREET BANK AND TRUST
                                                   COMPANY
      B. File Number (If any):
      C. City:                                     Boston
         State:                                    MA
      D: Zip Code:                                 02101

114.  A. Principal Underwriter Name:               ING PILGRIM SECURITIES, INC.
      B. File Number (If any):                     8-8272
      C. City:                                     Scottsdale
         State:                                    AZ
      D: Zip Code:                                 85258-2034

115.  A. Independent Public Accountant Name:       PricewaterhouseCoopers LLP
      B. File Number (If any):
      C. City:                                     NEW YORK
         State:                                    NY
      D: Zip Code:                                 10036

116.  Family of investment companies information:

      A: Is Registrant a part of a family of investment companies?             Y
      B: Indentify the family in 10 letters:                          INGPILGRIM

117.  Is Registrant a separate account of an insurance company?                N

118.  State the number of series existing at the end of the period that
       had securities registered under the Securities Act of 1933              1

119.  State the number of new series for which registration statements
       under the Securities Act or 1933 became effective during the period     0

120.  State the total value of the portfolio securities on the date of
       deposit for the new series included in item 119. ($000's omitted)       0

121.  State the number of series for which a current prospectus was in
       existence at the end of the period                                      1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
       period                                                                  1

123.  State the total value of the additional units considered in
       answering item 122 ($000's omitted)                                30,106

124.  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
       ($000's omitted)                                                        0

125. State the total dollar amount of sales loads collected by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the
      sale of units of all series of the Registrant ($000's omitted)           0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
      Registrant's units ($000's omitted)                                      0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                               NUMBER OF           TOTAL ASSETS           TOTAL INCOME
                                                                SERIES               ($000'S              DISTRIBUTIONS
                                                               INVESTING             OMITTED)           ($000'S OMITTED)
                                                               ---------             --------           ----------------
A.   U.S. Treasury direct issue                                $                    $                     $
B.   U.S. Government agency                                    $                    $                     $
C.   State and municipal tax-free                              $                    $                     $
D.   Public utility debt                                       $                    $                     $
E.   Brokers or dealers debt or debt of brokers' or
     dealers' parent                                           $                    $                     $
F.   All other corporate intermediate & long-term debt         $                    $                     $
G.   All other corporate short-term debt                       $                    $                     $
H.   Equity securities of brokers or dealers or parents
     of brokers or dealers                                     $                    $                     $
I.   Investment company equity securities                      $                    $                     $
J.   All other equity securities                               $     1              $  324,480            $  12,396
K.   Other securities                                          $                    $                     $
L.   Total assets of all series of registrant                                       $  323,480

128.   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than
       the issuer? [If answer is "N" (No), go to item 131.]                    N

129.

130.

131.   Total expenses incurred by all series of Registrant during the
       current reporting period ($000's omitted)                           2,538

132.   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included
       in this filing:                                                  811-0091

For the period ending 12-31-00

File Number 811-0091

                                 SIGNATURE PAGE

     This report is signed on behalf of the Depositor in the City of Scottsdale and State of Arizona on the 28th day of February, 2000.

                                        ING PILGRIM INVESTMENTS, INC.



                                        By: /s/ Robyn Ichilov
                                            ------------------------------------

Witness

/s/ Michael Malaekeh
------------------------------------